RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
SCHEDULE OF NATURE OF TRANSACTIONS

	Six Months ended June 30,
Nature of transactions	2024	2023
	$’000	$’000

P4 Engineering Industrial Pte Ltd(1)
- Sale of goods	51	-
- Purchases of goods	244	116
- Land rental	223	229
- Loan interest income	48	-

Multi Ways Equipment Sdn Bhd (2)
- Sale of goods	8	-

Mr. Eng Hock Lim(3)
- Loan account	14,286	-
- Loan interest income	349	-

These related parties are controlled by the common Directors and Executive Officers of the Company.

(1)	Mr. Eng Hock Lim, Ms. Noi Geck Lee and Ms. Mei Jun Lim are the directors of P4 Engineering Industrial Pte Ltd. Mr. James Lim and Ms. Noi Geck Lee are the shareholders and they hold 100% in P4 Engineering Industrial Pte Ltd.
(2)	Ms. Maggie Lim and Mr. Nick Tan are the directors and shareholders, and they hold 100% in in Multi Ways Equipment Sdn Bhd.
(3)	The amount due to Mr. Eng Hock Lim had been converted to loan account and Mr. Eng Hock Lim is the controlling shareholder through MWE Investments Limited which he holds 97.0% stake.

	Financial Years ended December 31,
	2023	2022	2021
Nature of transactions	$’000	$’000	$’000

P4 Engineering Industrial Pte Ltd(1)
- Sale of goods	150	-	414
- Purchases of goods	736	945	640
- Land rental	452	404	207
- Loan interest income	21	-	-

Multi Ways Equipment Sdn Bhd(2)
- Sale of goods	-	-	151

MWE Investment Pte Ltd(3)
- Sale of goods	-	11	-

Yin Zhan Holding Pte Ltd(4)
- Sale of goods	-	-	5
- Purchases of goods	-	413	81
- Other services income	7	-	-
Loan from director
- James Lim Eng Hock	9,881	-	-

These related parties are controlled by the common directors and officers of the Company.

(1)	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors of P4 Engineering Industrial Pte Ltd. Mr. James Lim and Ms. Lee NG are the shareholders and they hold 100% in P4 Engineering Industrial Pte Ltd.
(2)	Ms. Maggie Lim and Mr. Nick Tan are the directors. Ms. Maggie Lim, Mr. Nick Tan and Mr. James Lim are the shareholders and hold 100% in Multi Ways Equipment Sdn Bhd.
(3)	Mr. James Lim, Ms Lee NG and Ms Maggie Lim are the directors, and they are also the shareholders and hold 88% stake in MWE Investment Pte Ltd.
(4)	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.